SHARE CAPITAL AND RESERVES (Narrative) (Details)										1 Months Ended															12 Months Ended
	Oct. 10, 2019 Year share $ / shares	Jun. 12, 2019 shares	May 10, 2019 shares	Feb. 07, 2019 shares	Feb. 06, 2019 Year share $ / shares	Feb. 04, 2019 shares	Jan. 15, 2019 shares	Jul. 06, 2018 CAD ($) shares	Jun. 13, 2018 USD ($) share shares	Oct. 24, 2020 USD ($) shares	Jan. 24, 2020 share $ / shares	May 28, 2019 CAD ($) $ / shares shares	Jan. 25, 2019 shares	Oct. 16, 2018 Year share $ / shares	Aug. 22, 2018 shares	Jul. 31, 2018 shares	Jul. 19, 2018 CAD ($) $ / shares shares	Jul. 17, 2018 share	Jun. 28, 2018 Year share $ / shares	Jun. 26, 2018 Year share $ / shares	Jun. 18, 2018 shares	Jun. 15, 2018 CAD ($) USD ($) $ / shares	Oct. 16, 2017 Year share $ / shares	May 30, 2017 CAD ($) $ / shares shares	Jan. 31, 2020 $ / shares	Jan. 31, 2020 USD ($) share shares	Jan. 31, 2019 $ / shares	Jan. 31, 2019 USD ($) share shares	Jan. 31, 2018 $ / shares	Jan. 31, 2018 USD ($) share shares	May 24, 2021 share	Dec. 27, 2019 share	Jul. 18, 2019 $ / shares	May 24, 2019 share
Shares issued - private placement financing | $																														$ 699,140
Shares issued - private placement financing (shares)																														3,640,000
Shares issued - to settle aged payables | $																														$ 65,192
Shares issued - to settle aged payables (shares)																														360,000
Shares issued - conversion of debentures (shares)																												36,850,000		3,640,000
Shares issued on exercise of warrants (Shares)																										915,545		2,750
Shares issued - option exercises (shares)																										80,000		100,000
Shares issued - acquisition (shares)																										3,983,886
Shares issued - conversion of promissory note (shares)																										977,479
Shares issued - settle share payment note (Shares)																												940,810
Subsequent shares issued on purchase of Swell Companies (shares)																										7,015,238
Number of warrants issued | share																												5,156,795
Share Issuance Costs | $																						$ 1,162,045
Number of share purchase warrants issued as finders' fees																												765,795
Share based compensation - broker's warrants | $																												$ 233,275
Warrants exercisable price per share | $ / shares																											$ 1.00
Warrants expire date																										Mar. 25, 2019
Number of options granted | share	1,020,000				710,000						100,000															1,830,000		2,115,000		515,000
Exercise price | $ / shares					$ 1.11						$ 0.80														$ 1.14		$ 2.75		$ 0.65
Stock option vesting period (years)	1 year				1 year						1 year															2 years 2 months 4 days		2 years 3 months 18 days		2 years 8 months 15 days
Description of maximum term of options granted for share-based payment arrangement																										The options can be granted for a maximum term of 10 years. Vesting is determined by the Board of Directors.
Number of stock options granted to purchase common shares exercisable | share														75,000					100,000	1,940,000			515,000
Exercise price | $ / shares														$ 1.33					$ 2.80	$ 2.80			$ 0.65
Expected life (years) | Year	3				3									2					3	3			3
Expected volatility	100.00%				100.00%						100.00%			111.61%					111.61%	111.61%			357.00%
Risk free interest rate	1.48%				1.82%						1.46%			1.91%					1.91%	1.87%			1.57%
Expected dividend yield rate	0.00%				0.00%						0.00%			0.00%					0.00%	0.00%			0.00%
Forfeiture rate					0.00%						0.00%			0.00%					0.00%	0.00%			0.00%
Shares issued - option exercises | $																										$ 39,028		$ 49,991
Options transferred from reserves to share capital | $																										38,952
Shares issued - partial settlement of EFF share payment note | $																										$ 368,688		$ 832,162
Shares issued - partial settlement of EFF share payment note (shares)																										368,688		940,810
Expiration period of stock options granted	3 and 5 year
Share capital
Shares issued - private placement financing												$ 7,713,500					$ 5,205,000							$ 910,000		$ 4,895,379				$ 669,140
Shares issued - private placement financing (shares)												5,589,493					2,082,000							3,640,000
Shares issued under private placement financing per shares | $ / shares												$ 1.38					$ 2.50							$ 0.25
Shares issued - to settle aged payables								$ 110,000																$ 90,000						65,192
Shares issued - to settle aged payables (shares)								50,000																360,000
Shares issued - conversion of debentures | $																										$ 4,539,991		$ 25,479,998		$ 669,140
Shares issued - conversion of debentures (shares)																					36,850,000
Number of bonus shares issued to convertible debenture subscription agreement																					3,350,000
Amount of private placement transaction cost | $																	$ 11,532
Shares issued on exercise of warrants (Shares)																2,750										915,545
Shares issued - option exercises (shares)															100,000											80,000
Shares issued - conversion of promissory note (shares)				977,479
Number of shares issued on conversion of debentures																										8,016,389
Shares issued - settle share payment note (Shares)													940,810
Subsequent shares issued on purchase of Swell Companies | $																										$ 3,796,815
Exercise price of warrant issued | $ / shares												$ 1.83																					$ 5.00
Shares issued - option exercises | $																										77,980		$ 99,782
Shares issued - partial settlement of EFF share payment note | $																										$ 368,688
Shares issued - partial settlement of EFF share payment note (shares)		368,688
ECO FIRMA FARMS
Share payment note | $									$ 1,905,635
Number of instruments or interests issued or issuable | share									2,142,000
Number of shares issued pursuant to promissory note payable commitment									676,193
Silver State
Shares issued - acquisition (shares)																												12,500,000
Silver State | Share capital
Shares issued - acquisition (shares)							12,500,000
Phantom Farms
Shares issued - acquisition (shares)																										2,670,000
Phantom Farms | Share capital
Shares issued - acquisition (shares)						2,670,000
Swell Companies Limited ("Swell")
Shares issued - acquisition (shares)																										8,281,905
Number of instruments or interests issued or issuable | share																																7,015,238		1,266,667
Subsequent shares issued on purchase of Swell Companies (shares)																										7,015,238
Subsequent shares issued on purchase of Swell Companies | $																										$ 3,796,815
EFF building | Share capital
Shares issued - acquisition (shares)			3,983,886
Events after reporting period | Swell Companies Limited ("Swell")
Number of instruments or interests issued or issuable | share																															7,015,238
Subsequent shares issued on purchase of Swell Companies (shares)										424,688
Subsequent shares issued on purchase of Swell Companies | $										$ 424,688
Warrants exercise price of 1.38 expiring June 14, 2019
Number of warrants issued | $																						3,350,000
Exercise price of warrant issued | $ / shares																						$ 1.38
Restricted Stock Unit plan
Number of stock options granted to purchase common shares exercisable | share																		750,000
Maximum proportion of common shares outstanding																		10.00%
Minimum
Expected life (years) | Year	3
Maximum
Expected life (years) | Year	5
Exercise price one
Exercise price | $ / shares	$ 1.00
Exercise price two
Exercise price | $ / shares	1.11
Exercise price three
Exercise price | $ / shares	$ 1.38